Business Combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of business acquisitions, by acquisition
Fair Value As of May 13, 2020
Class H units issued	$711
Contingent consideration	1,180
Cash consideration to be transferred at a later date	138
Total	$2,029

Schdule of assets acquired and liabilities assumed
Fair Value As of May 13, 2020
Intangible asset – Software license	$139
Intangible asset – Developed technology	369
Goodwill	1,739
Deferred revenue	(41)
Accrued expenses	(177)
Net assets acquired	$2,029

Schedule of pro forma financial information
	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Combined revenue	$8,122	$17,101
Combined net loss before income taxes	(22,152)	(34,741)